Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis

The following table presents the financial assets and liabilities measured on a recurring basis by contractual maturity, including pricing category, amortized cost, gross unrealized gains and losses, and fair value.

		As of June 30, 2025				As of December 31,2024
	Pricing Category	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Assets:
Money market funds	Level 1	$117,876	$—	$—	$117,876	$15,709	$—	$—	$15,709

Liabilities:
Derivative liability	Level 3	$—	$—	$—	$—	$1,164	$—	$—	$1,164
Earnout liability	Level 3	100,007	—	—	100,007	—	—	—	—
Warrant liability	Level 3	53,715	—	—	53,715	—	—	—	—
Common Stock warrant	Level 3	91,600	—	—	91,600	—	—	—	—
Prefunded warrant	Level 1	23,705	—	—	23,705	—	—	—	—
Total liabilities		$269,027	$—	$—	$269,027	$1,164	$—	$—	$1,164

Derivative liability – Balance		—			—	—			—
Earnout liability – Balance		—			—	—			—
Warrant – Balance		—			—	—			—

Schedule of Fair Value of Measurement Inputs

The following table summarizes the significant inputs to value the derivative liability.

	February 26, 2025(1)	December 31, 2024
Class C-1 unit price	n/a	$1.47
Class A common unit price	2.16	n/a
Expected volatility	55.0% – 59.1%	55.0% – 59.1%
Risk-free rate	4.20% – 4.34%	4.20% – 4.34%
Credit risk spread	0.29	0.29
Remaining term (in years)	0.20 – 0.57	0.20 – 0.57

(1)      The Hatch Note was settled on February 26, 2025, and therefore, no further remeasurement was performed after the settlement date.

The following table summarizes the significant inputs to value the Earnout liability.

	June 30, 2025	March 13, 2025
Share price	$10.96	$10.79
Expected volatility	72.0%	66.0%
Risk-free interest rate	3.82%	4.00%
Remaining term (in years)	5.7	6.0

The following table summarizes the significant inputs to value the Series A Investor Warrants liability.

	June 30, 2025	March 13, 2025
Share price	$10.96	$10.79
Exercise price(1)	$7.00	$12.00
Expected volatility	130.0%	65.0%
Risk-free rate	4.06%	3.95%
Dividend yield	—%	—%
Put term (in years)	3.9	4.4

(1)      On May 2, 2025, the Company reset the exercise price of this warrant from $12.00 to $7.00.

The following table summarizes the significant inputs to value the Common Stock warrant liability.

	June 30, 2025	May 2, 2025
Share price	$10.96	$10.31
Exercise price	$7.00	$7.00
Expected volatility	130.0%	140.0%
Risk-free rate	4.06%	4.21%
Dividend yield	—%	—%
Put term (in years)	5.1	5.4

The following table summarizes the significant inputs to value the Prefunded warrants measured at fair value on a recurring basis.

	June 30, 2025	May 2, 2025
Share price	$10.96	$10.31
Exercise price	$0.0001	$0.0001

Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis

The following table presents the reconciliation of the derivative liability measured at fair value on a recurring basis.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Beginning balance	$—	$420	$1,164	$420
Change in estimated fair value(1)	—	—	(716)	—
Settlement of the Note upon conversion	—	—	(448)	—
Ending balance	$—	$420	$—	$420

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

The following table presents the reconciliation of the Earnout liability measured at fair value on a recurring basis.

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
	(In thousands)
Beginning balance	$46,232	$—
Establishment of liability at March 13, 2025	—	99,639
Change in estimated fair value(1)	53,775	368
Ending balance	$100,007	$100,007

The following table presents the reconciliation of the Series A Investor Warrants liability measured at fair value on a recurring basis.

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
	(In thousands)
Beginning balance	$34,475	$—
Establishment of liability at March 13, 2025	—	40,652
Change in estimated fair value(1)	35,758	29,581
Warrant exercises	(16,518)	(16,518)
Ending balance	$53,715	$53,715

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

The following table presents the reconciliation of the Common Stock warrant liability measured at fair value on a recurring basis.

Three and Six Months Ended June 30, 2025
(In thousands)
Establishment of liability at May 2, 2025	$84,807
Change in estimated fair value(1)	6,793
Ending balance	$91,600

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

The following table presents the reconciliation of the Prefunded warrant liability measured at fair value on a recurring basis.

Three and Six Months Ended June 30, 2025
(In thousands)
Establishment of liability at May 2, 2025	$22,309
Change in estimated fair value(1)	1,396
Ending balance	$23,705

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.